Note 5 - Goodwill and Other Intangible Assets - Components of Definite and Indefinite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount	$ 282,703	$ 281,648
Accumulated amortization	64,737	49,700
Net carrying amount	217,966	231,948
Trademarks [Member]
Trademarks	38,563	38,337
Trademarks	159	158
Trademarks	38,404	38,179
Patents, Licenses and Technology [Member]
Gross carrying amount	56,417	56,628
Accumulated amortization	15,642	12,589
Net carrying amount	40,775	44,039
Customer Relationships [Member]
Gross carrying amount	187,723	186,683
Accumulated amortization	48,936	36,953
Net carrying amount	$ 138,787	$ 149,730